COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2015 vessel lease	Dec. 31, 2016 USD ($) vessel
Other Commitments [Line Items]
Number of newbuild vessels | vessel		5
Installments and newbuilding supervision fees paid		$ 76.9
Newbuilding installment Commitments		305.4
Newbuilding installment Commitments Due in 2018		252.0
Newbuilding installment Commitments Due in 2019		53.4
Number of leases assigned to third parties and related parties | lease			2
Outstanding lease payments, guaranteed by the Company		$ 7.9		$ 8.3
VLCC Vessels [Member]
Other Commitments [Line Items]
Number of newbuild vessels | vessel		4	6	3
Installments and newbuilding supervision fees paid	$ 45.5
LR2 Tanker [Member]
Other Commitments [Line Items]
Number of newbuild vessels | vessel		1	14	7